Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Components of the Company’s Income Tax Provision

The components of the Company’s income tax provision were as follows for the period indicated:

	For the three months ended June 30, 2025	For the three months ended June 30, 2024	For the nine months ended June 30, 2025	For the nine months ended June 30, 2024
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Current	$-	$-	$-	$-
Deferred	-	-	-	-
Total income tax expense	$-	$-	$	$

The components of the Company’s income tax provision were as follows for the period indicated:

	For the year ended September 30, 2024	For the year ended September 30, 2023

Current	$-	$-
Deferred	-	-
Total income tax provision	$-	$-

Schedule of Malaysia Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles Malaysia statutory rates to the Company’s effective tax rate:

	For the year ended September 30, 2024	For the year ended September 30, 2023

Malaysia income tax rate	24.0%	24.0%
Change in valuation allowance	(24.0)%	(24.0)%
Effective tax rate	-%	-%

Schedule of Significant Components of the Aggregate Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2025 (unaudited)	September 30, 2024

Deferred Tax Assets:
Net operating loss carry-forwards	$4,876,038	$4,406,475
Capital allowances	150,591	105,298
Less: valuation allowance	(5,026,629)	(4,511,773)
Deferred tax assets, net	-	-
Deferred tax liabilities:
Capitalized R&D expenses	-	-
Deferred tax (liabilities) assets, net	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	September 30, 2024	September 30, 2023

Deferred Tax Assets:
Net operating loss carry-forwards	$4,406,475	$281,694
Capital allowances	105,298	132
Less: valuation allowance	(4,511,773)	(281,826)
Deferred tax assets, net	-	-
Deferred tax liabilities:
Capitalized R&D expenses	-	-
Deferred tax (liabilities) assets, net	$-	$-

Schedule of Movement of Valuation Allowance

Movement of valuation allowance:

	June 30, 2025 (unaudited)	September 30, 2024

Balance at beginning of the year	$4,511,773	$281,826
Addition	514,856	4,229,947
Balance at end of the year	$5,026,629	$4,511,773
Movement of valuation allowance:
	September 30, 2024	September 30, 2023

Balance at beginning of the year	$281,826	$-
Addition	4,229,947	281,826
Balance at end of the year	$4,511,773	$281,826